UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3429
Capital Appreciation Fund
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

CAPITAL APPRECIATION FUND

FORM N-Q

MARCH 31, 2005

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

CAPITAL APPRECIATION FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 91.4%
CONSUMER DISCRETIONARY - 20.7%
Hotels Restaurants & Leisure - 0.4%
97,065	Outback Steakhouse, Inc.	$4,444,606
Internet & Catalog Retail - 4.5%
1,238,210	eBay Inc. (a)	46,135,705
Media - 4.9%
1,568,785	XM Satellite Radio Holdings Inc., Class A Shares (a)	49,416,727
Multi-Line Retail - 3.5%
232,800	J. C. Penney Company, Inc.	12,086,976
458,945	Kohl’s Corp. (a)	23,695,330
		35,782,306
Specialty Retail - 2.5%
406,425	Advance Auto Parts (a)	20,504,141
157,780	Staples, Inc.	4,959,025
		25,463,166
Textiles & Apparel - 4.9%
590,325	NIKE, Inc., Class B Shares	49,179,976
	TOTAL CONSUMER DISCRETIONARY	210,422,486
ENERGY - 8.0%
Oil & Gas - 8.0%
663,330	Murphy Oil Corp.	65,490,571
397,580	Suncor Energy, Inc.	15,986,692
	TOTAL ENERGY	81,477,263
FINANCIALS - 14.6%
Banks - 7.7%
824,390	Bank of America Corp.	36,355,599
709,220	Wells Fargo & Co.	42,411,356
		78,766,955
Diversified Financials - 5.8%
285,470	American Express Co.	14,664,594
316,400	The Goldman Sachs Group, Inc.	34,800,836
183,095	SLM Corp.	9,125,455
		58,590,885
Insurance - 1.1%
3,901	Berkshire Hathaway, Inc., Class B Shares (a)	11,141,256
	TOTAL FINANCIALS	148,499,096
HEALTHCARE - 21.1%
Biotechnology - 8.1%
1,024,775	Genentech, Inc. (a)	58,012,513
238,790	Gilead Sciences, Inc. (a)	8,548,682
224,045	Invitrogen Corp. (a)	15,503,914
		82,065,109

See Notes to Schedule of Investments.

1

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 10.8%
1,153,960	UnitedHealth Group Inc.	$110,064,705
Pharmaceuticals - 2.2%
203,785	Roche Holding AG	21,852,980
	TOTAL HEALTHCARE	213,982,794
INDUSTRIALS - 7.1%
Aerospace & Defense - 3.2%
532,790	Lockheed Martin Corp.	32,532,157
Electrical Equipment - 2.5%
422,060	Energizer Holdings, Inc. (a)	25,239,188
Industrial Conglomerates - 1.4%
162,480	3M Co.	13,922,911
	TOTAL INDUSTRIALS	71,694,256
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.8%
492,165	QUALCOMM, Inc.	18,037,847
Computers & Peripherals - 7.7%
1,882,840	Apple Computer, Inc. (a)	78,457,943
Internet Software & Services - 2.2%
646,300	Yahoo! Inc. (a)	21,909,570
Semiconductor Equipment & Products - 2.2%
891,890	Texas Instruments Inc.	22,734,276
Software - 5.0%
989,845	Electronic Arts Inc. (a)	51,254,174
	TOTAL INFORMATION TECHNOLOGY	192,393,810
UTILITIES - 1.0%
Electric Utilities - 1.0%
643,070	The AES Corp. (a)	10,533,487
	TOTAL COMMON STOCK (Cost - $582,661,456)	929,003,192

FACE AMOUNT
REPURCHASE AGREEMENT - 7.3%
$73,865,000	State Street Bank & Trust Co., dated 3/31/05 2.380% due 4/1/05;
	Proceeds at maturity $73,869,883 (Fully collateralized by U.S. Treasury
	Bonds, 7.500% due 11/15/24; Market value -$75,346,852) (Cost -$73,865,000)	73,865,000
	TOTAL INVESTMENTS - 98.7% (Cost - $656,526,456*)	1,002,868,192
	Other Assets in Excess of Liabilities - 1.3%	13,554,222
	TOTAL NET ASSETS - 100.0%	$1,016,422,414

(a) Non-income producing security.

* Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Capital Appreciation Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales price was reported are valued at the mean between the quoted bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$347,952,792
Gross unrealized depreciation	(1,611,056)
Net unrealized appreciation	$346,341,736

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Appreciation Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005